Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Shares	Treasury Shares	Additional Paid-in Capital	Accumulated Deficit	Other Comprehensive Loss
Balance at Dec. 31, 2022	$ 134,838	$ 405		$ 272,291	$ (117,119)	$ (20,739)
Balance (in shares) at Dec. 31, 2022		40,547,379
Shares issued on equity awards (in shares)		17,786,736
Shares issued on equity awards	42,701	$ 179		42,522
Stock-based compensation expenses	101			101
Net Income (Loss)	(50,448)				(50,448)
Foreign currency translation adjustments	(3,048)					(3,048)
Balance at Dec. 31, 2023	124,144	$ 584		314,914	(167,567)	(23,787)
Balance (in shares) at Dec. 31, 2023		58,334,115
Shares issued on equity awards (in shares)		1,869,099
Shares issued on equity awards	5,493	$ 18		5,475
Net Income (Loss)	29,146				29,146
Foreign currency translation adjustments	13,549					13,549
Balance at Dec. 31, 2024	$ 172,332	$ 602		320,389	(138,421)	(10,238)
Balance (in shares) at Dec. 31, 2024	60,203,214	60,203,214
Shares issued on equity awards (in shares)		1,092,046
Shares issued on equity awards	$ 5,461	$ 11		5,450
Net Income (Loss)	110				110
Foreign currency translation adjustments	4,906					4,906
Share buy back (in shares)			(747,500)
Share buy back	(1,121)		$ (1,121)
Balance at Dec. 31, 2025	$ 181,688	$ 613	$ (1,121)	$ 325,839	$ (138,311)	$ (5,332)
Balance (in shares) at Dec. 31, 2025	60,547,760	61,295,260
Balance (in shares) at Dec. 31, 2025	(747,500)		(747,500)